Acquisitions, other investments and divestitures	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisitions, other investments and divestitures	Acquisitions, other investments and divestitures
Acquisitions
Effective on January 12, 2021, we acquired 100% of weekengo GmbH ("Weekengo") shares for €6.7 million from former shareholders and the domain and related trademark for €0.7 million from a former shareholder, for an aggregate cash purchase price of €7.4 million. Weekengo is a company based in Germany that operates the online travel search website “weekend.com”, which specializes in optimizing the delivery of search results for direct flights and hotel packages with a short-trip focus.
The acquisition was accounted for as a business combination using the acquisition method of accounting. Accordingly, we have allocated the consideration paid for Weekengo to the net tangible and identifiable intangible assets based on their estimated fair values. Goodwill represents the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets.
The following table summarizes the final acquisition date fair values of the assets acquired and liabilities assumed:

(in thousands)	January 12, 2021
Cash and cash equivalents	€85
Prepaid expenses and other current assets	54
Property and equipment, net	1,662
Deferred income taxes	1,247
Goodwill	3,838
Intangible assets, net	675
Total Assets	€7,561
Accounts payable	(121)
Other liabilities	(15)
Net assets acquired	€7,425
The allocation of the purchase price was subject to revision during the measurement period, which is up to one year from the date of the acquisition. Adjustments to the preliminary values, which may include tax and other estimates, during the measurement period are recorded in the reporting period in which the adjustment amounts are determined. In the fourth quarter of 2021, we recorded a measurement period adjustment to the provisional amount recognized of deferred income taxes to reflect information that became known to management regarding facts and circumstances that existed as of the acquisition date. The adjustment resulted in an increase in deferred tax assets of €1.5 million, attributable to tax losses carried forward, which was offset by €0.3 million of deferred tax liabilities attributable to fair value adjustment on capitalized software and software development costs. The €1.2 million net increase in deferred tax assets resulted in a corresponding decrease to goodwill. The adjustment did not result in an impact to our consolidated statements of operations. As of December 31, 2021, our purchase price allocation was complete.
The Company applied variations of the cost approach to estimate the fair values of the acquired trademark and domain “WEEKEND.com”, recognized within intangible assets, of €0.7 million with an estimated useful life of 5 years, and capitalized software and software development costs, recognized within property and equipment, of €1.6 million with an estimated useful life of 3 years.
The goodwill balance of €3.8 million has been assigned to the Developed Europe and Americas segments in the amounts of €2.5 million and €1.3 million, respectively. Goodwill is not expected to be deductible for tax purposes.
Revenues from Weekengo included in the Company's consolidated statements of operations for the year ended December 31, 2021 were €0.2 million. Net loss from Weekengo included in the Company's consolidated statements of operations for the same period was €2.3 million. The Company did not incur material transaction costs with respect to the Weekengo acquisition during the year ended December 31, 2021.
The following unaudited pro forma information reflects our consolidated results of operations as if the acquisition had occurred on January 1, 2020. The pro forma information is not necessarily indicative of the results of operations that we would have reported had the transaction actually occurred at the beginning of the period nor is it necessarily indicative of future results. The pro forma financial information does not reflect the impact of future events that may occur after the acquisition, including, but not limited to, anticipated costs savings from synergies or other operational improvements.

(in thousands)	Year ended December 31,
2020
Revenue	€249,287
Net loss	(247,220)
The pro forma financial information in the table above includes adjustments that are directly attributable to the business combination and are factually supportable. The pro forma financial information include adjustments of €0.6 million for the year ended December 31, 2020 related to application of the Company’s accounting policies, depreciation and amortization related to fair value adjustment on capitalized software and software development costs and recognition of the trademark and domain, and acquisition related transaction costs.
The Weekend product was discontinued during 2022 following a strategic shift in focus. As a result of the discontinuation, we recognized expenses of €0.5 million for costs related to software contracts that service the WEEKEND.com domain within operating expenses in our consolidated statements of operations for the year ended December 31, 2022. A portion of this remains in accrued expenses and other current liabilities in the consolidated statements of financial position as of December 31, 2022.
Other investments
On April 28, 2022 (the "closing date"), we entered into an investment for a 20.8% (15.5% fully-diluted by share options) ownership interest in UBIO Limited ("UBIO") for €5.9 million. UBIO is a software company that develops robotic automation technology. trivago has the ability to exercise significant influence over UBIO through our representation on UBIO's Board of Directors, where we hold one of five seats. trivago does not have any rights, obligations or any relationships with regards to the other investors of UBIO.
Our investment in UBIO is accounted for as an equity method investment. As of the closing date, the carrying value of our equity method investment in UBIO was approximately €5.8 million higher than our share of interest in UBIO's underlying net assets. Of this basis difference, €2.2 million relates to intangible assets that will be amortized over the intangible assets' useful life, €(0.4) million relates to tax basis differences to be recovered where appropriate and the remaining amount of €4.0 million relates to equity method goodwill recognized as part of the overall investment account balance. The equity method goodwill recognized is not amortized. Refer to Note 14 - Related party transactions for related party considerations arising from UBIO.
Divestitures
trivago Spain S.L.U. ("Palma") was a wholly-owned subsidiary of trivago. In 2020, we sold 100% of our shares in Palma to a third-party buyer for cash consideration of €1.3 million. As a result of the sale, we also recorded an impairment loss of €0.5 million on property and equipment for the year ended December 31, 2020, which was recognized within our operating expenses on our consolidated statements of operations.
base7booking.com Sarl ("base7") was a wholly-owned subsidiary of trivago. In 2020, we entered into an agreement to sell substantially all assets of base7 to a third-party buyer for cash consideration of €0.8 million. We recognized a gain on sale of €0.5 million and derecognized €0.3 million of goodwill associated with the disposal group for the year ended December 31, 2020.
On January 28, 2021 we sold our minority interest (49%) in myhotelshop GmbH ("myhotelshop") for cash consideration of €70 thousand. One of the closing conditions of the agreement was for myhotelshop to repay the outstanding shareholder loan to us. As of December 31, 2020, the outstanding loan and accrued interest of €1.0 million with myhotelshop had been fully repaid. We recognized an impairment loss of €1.1 million for the year ended December 31, 2020 based on the difference between the consideration and the carrying amount of the minority interest. After the sale of myhotelshop closed, we derecognized the remaining equity method investment of €70 thousand as of December 31, 2021. Refer to Note 14 - Related party transactions for related party considerations arising from myhotelshop.